Other assets and other liabilities - Summary of Other Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Miscellaneous assets [abstract]
Advance payments and prepaid expenses	¥ 481,080	¥ 384,299
Income taxes receivable and other taxes receivable	243,569	169,580
Other	207,627	208,241
Total	932,276	762,120
Current assets	610,330	473,070
Non-current assets	¥ 321,946	¥ 289,050